JPMorgan Mid Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.52%	8.08%	7.30%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.82%	8.36%	7.57%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.08%	8.62%	7.84%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.26%	8.79%	8.02%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.41%	8.90%	8.11%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.49%	6.40%	6.14%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.73%	6.73%	6.18%